Organization and Nature of Business (Details) - Schedule of subsidiaries company	12 Months Ended
Dec. 31, 2021
Jowell Tech [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Jowell Tech
Date of Incorporation	Jun. 24, 2019
Place of Incorporation	Hong Kong
% of Ownership	100
Principal Activities	Holding Company
Shanghai Jowell [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Shanghai Jowell
Date of Incorporation	Oct. 15, 2019
Place of Incorporation	Shanghai, China
% of Ownership	100
Principal Activities	Holding Company
Shanghai Juhao [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name of Entity	Shanghai Juhao and its subsidiaries
Date of Incorporation	Jul. 31, 2012
Place of Incorporation	Shanghai, China
% of Ownership	N/A (VIE)
Principal Activities	Online Retail